Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 1,026,862	R$ 562,207
Short-term investments	955,589	431,233
Trade receivables	936,478	760,237
Inventories	178,491	182,588
Recoverable taxes	83,210	27,287
Derivatives	40,647	3,817
Other current assets	123,721	113,345
Total current assets	3,344,998	2,080,714
Noncurrent assets
Deposits	1,163,759	1,188,992
Restricted cash	268,047	168,769
Recoverable taxes	7,045	72,060
Deferred taxes	276,514	107,159
Other noncurrent assets	0	4,713
Investments	1,333	17,222
Property, plant and equipment	3,195,767	3,025,010
Intangible assets	1,747,285	1,739,716
Total non-current assets	6,659,750	6,323,641
Total assets	10,004,748	8,404,355
Current liabilities
Short-term debt	1,162,872	835,290
Suppliers	1,249,124	1,097,997
Suppliers - Forfaiting	78,416	0
Salaries	305,454	283,522
Taxes payable	134,951	146,174
Landing fees	365,651	239,566
Advance ticket sales	1,456,939	1,185,945
Mileage program	765,114	781,707
Advances from customers	21,718	16,823
Provisions	46,561	66,502
Derivatives	34,457	89,211
Operating leases	28,387	7,233
Other liabilities	100,401	98,772
Total Current liabilities	5,750,045	4,848,742
Noncurrent liabilities
Long-term debt	5,942,795	5,543,930
Suppliers	222,026	13,517
Provisions	562,628	723,713
Mileage program	188,204	219,325
Deferred taxes	188,005	338,020
Taxes payable	66,196	42,803
Operating leases	110,723	0
Other liabilities	43,072	31,056
Total non-current liabilities	7,323,649	6,912,364
Equity
Capital stock	3,082,802	3,080,110
Share issuance costs	(155,618)	(155,618)
Treasury shares	(4,168)	(13,371)
Capital reserves	88,762	91,399
Equity valuation adjustments	(79,316)	(147,229)
Share-based payments reserve	119,308	113,918
Gains on change in investment	760,545	693,251
Accumulated losses	(7,293,274)	(7,312,458)
Deficit attributable to equity holders of the parent	(3,480,959)	(3,649,998)
Non-controlling interests from Smiles	412,013	293,247
Total deficit	(3,068,946)	(3,356,751)
Total liabilities and deficit	R$ 10,004,748	R$ 8,404,355